UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2016

Date of reporting period:	4/30/2015

Item 1.	Schedule of Investments

Prudential Core Taxable Money Market Fund

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 22.3%
Bank of America NA	0.200%		05/04/15	135,000	$135,000,000
Bank of America NA	0.250%		05/12/15	168,000	168,000,000
Bank of America NA	0.266	%(a)	08/03/15	280,000	280,000,000
Bank of Montreal	0.180%		06/15/15	66,000	66,000,000
Bank of Montreal	0.240%		05/29/15	12,000	12,000,372
Bank of Montreal	0.263	%(a)	07/16/15	100,000	100,000,000
Bank of Montreal	0.388	%(a)	03/04/16	50,000	50,025,667
Bank of Montreal	0.391	%(a)	02/22/16	44,000	44,025,718
Bank of Montreal	0.398	%(a)	08/12/15	50,000	50,016,403
Bank of Montreal	0.407	%(a)	09/24/15	50,000	50,021,835
Bank of Montreal	0.408	%(a)	09/12/15	75,000	75,031,348
Bank of Montreal	0.414	%(a)	10/01/15	75,000	75,036,802
Bank of Nova Scotia	0.230	%(a)	05/21/15	12,000	12,000,133
Bank of Nova Scotia	0.263	%(a)	08/03/15	44,000	44,000,000
Bank of Nova Scotia	0.317	%(a)	03/10/16	361,000	361,000,000
Bank of Nova Scotia	0.413	%(a)	09/28/15	10,000	10,004,332
Bank of Nova Scotia	0.424	%(a)	07/17/15	9,400	9,402,579
Bank of Nova Scotia	0.447	%(a)	05/16/16	45,000	45,059,788
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.321	%(a)	08/25/15	312,000	312,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.335	%(a)	06/05/15	6,000	6,000,204
Canadian Imperial Bank of Commerce	0.250%		08/21/15	33,000	33,003,070
Canadian Imperial Bank of Commerce	0.250	%(a)	06/17/15	25,000	25,000,000
Canadian Imperial Bank of Commerce	0.255	%(a)	05/06/15	95,000	95,000,000
Canadian Imperial Bank of Commerce	0.256	%(a)	05/08/15	100,000	100,000,000
Canadian Imperial Bank of Commerce	0.266	%(a)	08/28/15	196,000	196,000,000
Canadian Imperial Bank of Commerce	0.309	%(a)	03/14/16	137,000	137,000,000
Canadian Imperial Bank of Commerce	0.375	%(a)	03/24/16	91,000	91,058,784
Chase Bank USA NA	0.270%		07/27/15	152,600	152,633,133
Citibank NA	0.180%		06/08/15	345,000	345,000,000
DNB Bank ASA	0.200%		06/01/15	200,000	200,000,000
DNB Bank ASA	0.210%		06/05/15	274,000	274,000,000
DNB Bank ASA	0.298	%(a)	09/14/15	110,000	110,000,000
HSBC Bank USA NA	0.260%		08/03/15	271,000	271,000,000
HSBC Bank USA NA	0.299	%(a)	10/28/15	183,000	183,000,000
Mizuho Bank Ltd.	0.250%		05/26/15	247,000	247,008,561
Mizuho Bank Ltd.	0.270%		06/15/15	77,650	77,650,000
Nordea Bank AB	0.240%		08/03/15	15,000	15,000,769
Nordea Bank AB	0.245%		07/09/15	49,650	49,654,273
Nordea Bank AB	0.245%		07/27/15	43,600	43,604,728
Nordea Bank AB	0.366	%(a)	11/09/15	21,000	21,008,993
Norinchukin Bank	0.240%		05/01/15	140,000	140,000,000
Rabobank Nederland	0.265%		07/29/15	43,000	43,006,894
Rabobank Nederland	0.300%		05/13/15	17,450	17,450,695
Rabobank Nederland	0.311	%(a)	05/29/15	4,600	4,600,178
Rabobank Nederland	0.325	%(a)	07/17/15	81,000	81,000,000
Royal Bank of Canada	0.297	%(a)	12/11/15	361,000	361,000,000
Royal Bank of Canada	0.300	%(a)	02/12/16	110,000	110,000,000
Skandinaviska Enskilda Banken AB	0.272	%(a)	10/15/15	165,600	165,600,000
Skandinaviska Enskilda Banken AB	0.311	%(a)	07/10/15	184,725	184,725,000
Skandinaviska Enskilda Banken AB	0.591	%(a)	01/04/16	14,380	14,404,798
State Street Bank & Trust Co.	0.281	%(a)	10/01/15	254,700	254,700,000
State Street Bank & Trust Co.	0.316	%(a)	10/21/15	90,000	90,000,000
Sumitomo Mitsui Banking Corp.	0.230%		05/15/15	225,640	225,642,614
Sumitomo Mitsui Banking Corp.	0.240%		05/04/15	153,000	153,000,000
Sumitomo Mitsui Banking Corp.	0.260%		07/09/15	232,500	232,500,000
Sumitomo Mitsui Banking Corp.	0.315	%(a)	09/08/15	38,000	38,000,000
Svenska Handelsbanken AB	0.180%		05/20/15	184,000	184,000,000
Svenska Handelsbanken AB	0.185%		05/06/15	182,000	182,000,126
Svenska Handelsbanken AB	0.200%		07/24/15	229,000	229,000,000

Svenska Handelsbanken AB	0.205%		07/15/15	3,500	3,500,036
Svenska Handelsbanken AB	0.225%		07/13/15	16,000	16,000,810
Svenska Handelsbanken AB	0.255%		08/12/15	50,000	50,004,989
Svenska Handelsbanken AB	0.305%		10/13/15	229,000	229,000,000
Toronto-Dominion Bank	0.180%		06/08/15	81,700	81,700,000
Toronto-Dominion Bank	0.180%		06/18/15	281,000	281,000,000
Toronto-Dominion Bank	0.248	%(a)	06/08/15	15,000	15,001,079
Toronto-Dominion Bank	0.253	%(a)	06/16/15	26,000	26,000,000
Toronto-Dominion Bank	0.268	%(a)	09/04/15	70,000	70,000,000
Toronto-Dominion Bank	0.273	%(a)	10/16/15	287,000	287,000,000
U.S. Bank NA	0.241	%(a)	07/27/15	206,700	206,700,000
U.S. Bank NA	0.273	%(a)	10/30/15	220,000	220,000,000
Wells Fargo Bank NA	0.260	%(a)	05/12/15	130,000	130,000,000
Wells Fargo Bank NA	0.281	%(a)	08/20/15	80,000	80,000,000
Wells Fargo Bank NA	0.291	%(a)	11/20/15	150,000	150,000,000
Wells Fargo Bank NA	0.310	%(a)	04/04/16	67,000	67,000,000
Wells Fargo Bank NA	0.320	%(a)	05/03/16	135,000	135,000,000
Westpac Banking Corp.	0.270	%(a)	10/21/15	94,500	94,500,000

					9,424,284,711

COMMERCIAL PAPER — 22.3%
Archer Daniels Midland, 144A	0.152	%(b)	05/14/15	66,000	65,996,425
Bank of New York Mellon Corp. (The), 144A	0.081	%(b)	05/01/15	484,000	484,000,000
BASF SE, 144A	0.132	%(b)	05/20/15	62,375	62,370,720
Caisse Centrale Desjardins du Quebec, 144A	0.132	%(b)	05/07/15	100,000	99,997,833
Caisse Centrale Desjardins du Quebec, 144A	0.277	%(a)	10/22/15	301,000	301,000,000
CDP Financial, Inc., 144A	0.152	%(b)	06/15/15	110,000	109,979,373
CDP Financial, Inc., 144A	0.152	%(b)	06/16/15	50,000	49,990,416
CDP Financial, Inc., 144A	0.162	%(b)	06/17/15	24,000	23,994,987
CDP Financial, Inc., 144A	0.162	%(b)	07/13/15	60,000	59,980,533
CDP Financial, Inc., 144A	0.162	%(b)	07/15/15	30,000	29,990,000
CDP Financial, Inc., 144A	0.183	%(b)	06/29/15	105,000	104,969,020
CDP Financial, Inc., 144A	0.193	%(b)	07/07/15	89,000	88,968,524
CDP Financial, Inc., 144A	0.203	%(b)	06/01/15	25,000	24,995,693
Commonwealth Bank of Australia, 144A	0.301	%(a)	04/13/16	40,000	40,000,000
CPPIB Capital, Inc., 144A	0.142	%(b)	05/19/15	31,000	30,997,830
CPPIB Capital, Inc., 144A	0.142	%(b)	07/02/15	169,000	168,959,250
CPPIB Capital, Inc., 144A	0.142	%(b)	07/07/15	20,000	19,994,789
CPPIB Capital, Inc., 144A	0.147	%(b)	06/26/15	50,000	49,988,722
CPPIB Capital, Inc., 144A	0.147	%(b)	07/10/15	242,000	241,931,766
DNB Bank ASA, 144A	0.203	%(b)	06/01/15	7,600	7,598,691
DNB Bank ASA, 144A	0.283	%(a)	05/13/15	47,000	47,000,318
DNB Bank ASA, 144A	0.330	%(a)	04/21/16	278,000	278,000,000
European Investment Bank	0.149	%(b)	05/20/15	309,500	309,475,985
European Investment Bank	0.162	%(b)	05/26/15	273,000	272,969,663
GDF Suez, 144A	0.167	%(b)	05/27/15	32,030	32,026,183
GDF Suez, 144A	0.173	%(b)	05/26/15	19,000	18,997,757
HSBC Bank PLC, 144A	0.248	%(a)	05/07/15	68,000	68,000,000
HSBC Bank PLC, 144A	0.252	%(a)	05/28/15	48,000	48,000,000
HSBC Bank PLC, 144A	0.281	%(a)	11/20/15	152,000	152,000,000
HSBC Bank PLC, 144A	0.281	%(a)	07/10/15	148,725	148,725,000
HSBC Bank PLC, 144A	0.334	%(a)	04/29/16	118,000	118,000,000
Hydro-Quebec, 144A	0.101	%(b)	05/06/15	22,400	22,399,689
Hydro-Quebec, 144A	0.101	%(b)	05/28/15	58,500	58,495,612
Hydro-Quebec, 144A	0.117	%(b)	07/07/15	75,000	74,983,948
Hydro-Quebec, 144A	0.132	%(b)	07/27/15	8,910	8,907,201
Illinois Tool Works, Inc., 144A	0.091	%(b)	05/04/15	27,000	26,999,798
Illinois Tool Works, Inc., 144A	0.101	%(b)	05/01/15	37,500	37,500,000
Illinois Tool Works, Inc., 144A	0.101	%(b)	05/05/15	63,000	62,999,300
Illinois Tool Works, Inc., 144A	0.101	%(b)	05/06/15	100,000	99,998,611
Illinois Tool Works, Inc., 144A	0.101	%(b)	05/11/15	60,000	59,998,333

Illinois Tool Works, Inc., 144A	0.101	%(b)	05/12/15	55,000	54,998,396
Illinois Tool Works, Inc., 144A	0.101	%(b)	05/13/15	77,600	77,597,413
International Bank for Reconstruction & Development	0.081	%(b)	05/01/15	140,000	140,000,000
International Finance Corp.	0.101	%(b)	05/14/15	50,000	49,998,194
International Finance Corp.	0.101	%(b)	05/18/15	60,000	59,997,167
International Finance Corp.	0.101	%(b)	05/22/15	75,000	74,995,363
International Finance Corp.	0.101	%(b)	05/28/15	58,000	57,995,650
International Finance Corp.	0.101	%(b)	06/01/15	89,000	88,992,336
International Finance Corp.	0.112	%(b)	05/11/15	77,601	77,598,524
International Finance Corp.	0.112	%(b)	06/10/15	43,000	42,994,744
International Finance Corp.	0.112	%(b)	07/01/15	73,000	72,986,393
International Finance Corp.	0.112	%(b)	07/02/15	50,000	49,990,528
JPMorgan Securities LLC, 144A	0.193	%(b)	05/21/15	22,000	21,997,677
JPMorgan Securities LLC, 144A	0.361	%(a)	10/20/15	123,000	123,000,000
JPMorgan Securities LLC, 144A	0.376	%(a)	09/02/15	116,000	116,000,000
JPMorgan Securities LLC, 144A	0.378	%(a)	08/07/15	167,720	167,720,000
JPMorgan Securities LLC, 144A	0.386	%(a)	02/02/16	50,000	50,000,000
KFW, 144A	0.173	%(b)	07/21/15	34,000	33,986,995
KFW, 144A	0.188	%(b)	07/06/15	171,000	170,941,999
National Oilwell Varco, Inc., 144A	0.152	%(b)	05/13/15	38,000	37,998,100
National Oilwell Varco, Inc., 144A	0.152	%(b)	05/27/15	97,000	96,989,491
Nordea Bank AB, 144A	0.183	%(b)	06/26/15	90,000	89,974,799
Novartis Finance Corp., 144A	0.091	%(b)	05/04/15	25,000	24,999,813
Novartis Finance Corp., 144A	0.091	%(b)	05/06/15	50,000	49,999,375
Philip Morris International, Inc., 144A	0.117	%(b)	05/06/15	75,000	74,998,802
PNC Bank NA	0.285	%(b)	07/01/15	44,000	43,979,124
Province of Quebec, 144A	0.127	%(b)	07/09/15	32,250	32,242,273
Province of Quebec, 144A	0.127	%(b)	07/21/15	44,350	44,337,527
PSP Capital, Inc., 144A	0.152	%(b)	05/28/15	47,000	46,994,712
PSP Capital, Inc., 144A	0.152	%(b)	06/15/15	32,000	31,993,999
PSP Capital, Inc., 144A	0.152	%(b)	06/16/15	60,000	59,988,499
PSP Capital, Inc., 144A	0.152	%(b)	07/06/15	24,000	23,993,400
PSP Capital, Inc., 144A	0.152	%(b)	07/07/15	15,000	14,995,812
PSP Capital, Inc., 144A	0.162	%(b)	07/14/15	65,000	64,978,621
PSP Capital, Inc., 144A	0.162	%(b)	07/22/15	113,000	112,958,817
PSP Capital, Inc., 144A	0.162	%(b)	07/31/15	63,000	62,974,520
Sanofi, 144A	0.142	%(b)	06/30/15	445,000	444,893,264
Sanofi, 144A	0.152	%(b)	06/26/15	100,000	99,976,666
Siemens Capital Co. LLC, 144A	0.101	%(b)	05/26/15	244,000	243,983,055
Siemens Capital Co. LLC, 144A	0.112	%(b)	05/06/15	177,000	176,997,296
Skandinaviska Enskilda Banken AB, 144A	0.254	%(b)	07/08/15	75,000	74,964,577
State Street Corp.	0.183	%(b)	07/06/15	241,000	240,920,465
State Street Corp.	0.183	%(b)	07/16/15	97,000	96,963,139
State Street Corp.	0.203	%(b)	05/12/15	60,000	59,996,332
State Street Corp.	0.203	%(b)	07/09/15	76,700	76,670,594
Swedbank AB	0.193	%(b)	05/04/15	154,700	154,697,550
Swedbank AB	0.193	%(b)	05/05/15	190,000	189,995,988
Swedbank AB	0.234	%(b)	06/29/15	42,000	41,984,165
Swedbank AB	0.244	%(b)	08/10/15	46,000	45,969,026
Toyota Motor Credit Corp.	0.268	%(a)	10/30/15	200,000	200,000,000
U.S. Bank NA	0.173	%(b)	05/11/15	181,600	181,591,423
United Technologies Corp., 144A	0.112	%(b)	05/14/15	33,000	32,998,689
United Technologies Corp., 144A	0.122	%(b)	05/11/15	50,000	49,998,333
United Technologies Corp., 144A	0.122	%(b)	05/26/15	28,000	27,997,667
United Technologies Corp., 144A	0.122	%(b)	05/29/15	30,000	29,997,200
United Technologies Corp., 144A	0.152	%(b)	06/29/15	25,000	24,993,854
Volkswagon Credit, Inc., 144A	0.081	%(b)	05/04/15	50,000	49,999,667
Volkswagon Credit, Inc., 144A	0.081	%(b)	05/05/15	75,000	74,999,333
Volkswagon Credit, Inc., 144A	0.112	%(b)	05/08/15	25,000	24,999,465
Volkswagon Credit, Inc., 144A	0.112	%(b)	05/11/15	39,000	38,998,808

Westpac Banking Corp., 144A	0.292	%(a)	03/24/16	82,000	81,992,665
Westpac Banking Corp., 144A	0.301	%(a)	04/22/16	200,000	200,000,000

					9,423,950,254

CORPORATE BONDS — 2.8%
Apple, Inc., Sr. Unsec’d. Notes	0.303	%(a)	05/03/16	43,900	43,938,000
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.517	%(a)	09/24/15	5,000	5,005,030
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.737	%(a)	09/11/15	8,000	8,012,713
Bank of NY Mellon Corp., Sr. Unsec’d. Notes, MTN	0.491	%(a)	03/04/16	10,000	10,015,162
Bank of NY Mellon Corp., Sr. Unsec’d. Notes	0.507	%(a)	10/23/15	17,112	17,131,245
Caisse Centrale Desjardins du Quebec, Gtd. Notes, 144A	0.559	%(a)	10/29/15	32,015	32,048,682
Coca Cola Co., Sr. Unsec’d. Notes	0.272	%(a)	09/01/15	78,000	78,011,588
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, MTN, 144A	1.461	%(a)	06/16/15	10,000	10,015,845
General Electric Capital Corp., Gtd. Notes, MTN	1.056	%(a)	02/08/16	4,500	4,526,227
General Electric Capital Corp., MTN	1.625%		07/02/15	11,700	11,726,168
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%		11/09/15	4,585	4,628,263
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	3.500%		06/28/15	20,322	20,424,116
International American Development Bank, Sr. Unsec’d. Notes, GMTN	0.181	%(a)	07/29/15	11,000	11,000,000
International American Development Bank, Sr. Unsec’d. Notes	0.202	%(a)	10/23/15	154,300	154,315,755
International American Development Bank, Sr. Unsec’d. Notes, MTN	0.220	%(a)	02/11/16	47,500	47,511,522
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	0.178	%(a)	08/07/15	34,050	34,050,066
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.179	%(a)	09/14/15	96,000	95,999,966
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	0.425	%(a)	07/17/15	19,000	19,006,567
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	0.528	%(a)	07/30/15	70,000	70,036,868
National Australia Bank Ltd., Sr. Unsec’d. Notes	1.600%		08/07/15	32,700	32,816,453
New York Life Global Funding, Sec’d. Notes, 144A	0.279	%(a)	10/29/15	40,000	40,000,000
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	0.715	%(a)	03/21/16	5,250	5,268,534
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.261	%(a)	08/26/15	223,700	223,700,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.555	%(a)	07/20/15	120,650	120,717,321
Wells Fargo Bank NA, Sr. Unsec’d. Notes	1.189	%(a)	06/26/15	97,000	97,143,890

					1,197,049,981

MUNICIPAL BONDS — 0.6%
Gulf Coast TX Waste Disposal Auth.	0.140	%(a)	06/01/20	20,650	20,650,000
Gulf Coast TX Waste Disposal Auth.	0.140	%(a)	09/01/25	12,400	12,400,000
Hennepin Cnty.	0.150%		05/08/15	25,000	25,000,000
Lower Neches Vly. Tx. Auth. Indl. Dev. Corp.	0.110	%(a)	11/01/38	19,155	19,155,000
University of Texas Permanent Univ. Fund	0.120%		05/07/15	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.120%		07/21/15	5,000	5,000,000
University of Texas Permanent Univ. Fund	0.120%		07/21/15	15,000	15,000,000
University of Texas Permanent Univ. Fund	0.120%		07/22/15	21,500	21,500,000
University of Texas Permanent Univ. Fund	0.120%		07/22/15	22,000	22,000,000
University of Texas Permanent Univ. Fund	0.130%		06/16/15	23,400	23,400,000
University of Texas Permanent Univ. Fund	0.130%		06/17/15	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.130%		07/08/15	24,500	24,500,000
Valdez AK Marine Term Exxon Pipelines	0.130	%(a)	12/01/33	4,410	4,410,000
Valdez AK Marine Term Exxon Pipelines	0.130	%(a)	12/01/33	4,500	4,500,000
Valdez AK Marine Term Exxon Pipelines	0.140	%(a)	10/01/25	14,955	14,955,000

					262,470,000

OTHER CORPORATE OBLIGATIONS — 0.8%
Export Development Canada, Sr. Unsec’d. Notes, 144A	0.182	%(a)	07/24/15	25,500	25,500,000
Export Development Canada, Unsec’d. Notes, MTN, 144A	0.170	%(a)	11/12/15	127,200	127,193,331
KFW, Sr. Unsec’d. Notes	0.240	%(a)	07/09/15	110,000	110,013,035
Province of Ontario, Sr. Unsec’d. Notes	2.700%		06/16/15	10,700	10,733,844
Toronto-Dominion Bank, Sr. Unsec’d. Notes	0.436	%(a)	05/01/15	69,000	69,000,000
Total Capital Canada Ltd., Gtd. Notes	0.655	%(a)	01/15/16	16,605	16,645,796

					359,086,006

TIME DEPOSITS — 6.0%
Australia & New Zealand Banking Group Ltd.	0.110%		05/01/15	483,000	483,000,000
Australia & New Zealand Banking Group Ltd.(c)	0.290%		07/06/15	625,000	625,000,000
Bank of New York Mellon Corp. (The)	0.070%		05/01/15	777,345	777,345,000
Branch Banking & Trust Co.	0.080%		05/04/15	150,000	150,000,000
Credit Agricole SA	0.070%		05/01/15	318,000	318,000,000
U.S. Bank NA	0.130%		05/01/15	177,728	177,728,000

					2,531,073,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.6%
Federal Farm Credit Bank	0.148	%(a)	09/30/15	41,700	41,700,177
Federal Farm Credit Bank	0.158	%(a)	02/03/16	123,000	123,004,885
Federal Farm Credit Bank	0.179	%(a)	10/01/15	50,000	50,007,422
Federal Farm Credit Bank	0.211	%(a)	07/27/15	82,000	82,014,411
Federal Home Loan Bank	0.061	%(b)	05/08/15 - 05/21/15	470,000	469,992,503
Federal Home Loan Bank	0.066	%(b)	06/04/15	140,400	140,391,381
Federal Home Loan Bank	0.071	%(b)	05/04/15 - 06/05/15	2,649,050	2,648,927,951
Federal Home Loan Bank	0.072	%(b)	07/01/15	135,000	134,983,759
Federal Home Loan Bank	0.076	%(b)	05/22/15 - 07/21/15	709,000	708,941,281
Federal Home Loan Bank	0.078	%(b)	05/20/15 - 06/10/15	2,036,000	2,035,866,850
Federal Home Loan Bank	0.079	%(b)	05/06/15 - 05/15/15	888,215	888,193,549
Federal Home Loan Bank	0.084	%(b)	06/12/15 - 06/24/15	1,478,400	1,478,233,941
Federal Home Loan Bank	0.086	%(b)	07/23/15	43,000	42,991,573
Federal Home Loan Bank	0.089	%(b)	07/31/15	1,065,000	1,064,763,097
Federal Home Loan Bank	0.090	%(b)	07/08/15	267,000	266,955,114
Federal Home Loan Bank	0.091	%(b)	07/15/15	63,500	63,488,094
Federal Home Loan Bank	0.107	%(b)	07/17/15	250,300	250,244,872
Federal Home Loan Bank	0.111	%(b)	06/17/15	626,000	625,910,917
Federal Home Loan Bank	0.120	%(a)	10/13/15	450,000	449,979,713
Federal Home Loan Bank	0.122	%(a)	10/15/15	193,000	192,995,544
Federal Home Loan Bank	0.125	%(a)	05/12/15	95,900	95,899,802
Federal Home Loan Bank	0.126	%(a)	05/20/15	233,000	232,999,679
Federal Home Loan Bank	0.132	%(a)	05/28/15	544,000	543,999,255
Federal Home Loan Bank	0.136	%(a)	06/25/15	205,000	204,998,744
Federal Home Loan Bank	0.141	%(a)	07/10/15	259,000	259,000,000
Federal Home Loan Bank	0.143	%(a)	12/04/15	208,000	208,000,000
Federal Home Loan Bank	0.146	%(a)	08/10/15	213,750	213,748,605
Federal Home Loan Bank	0.147	%(a)	12/15/15	50,000	49,999,157
Federal Home Loan Bank	0.149	%(a)	12/24/15	218,700	218,667,109
Federal Home Loan Bank	0.155	%(a)	01/21/16	265,000	264,990,380
Federal Home Loan Bank	0.160%		10/09/15	231,735	231,711,199
Federal Home Loan Bank	0.161	%(a)	01/25/16	308,600	308,600,000
Federal Home Loan Mortgage Corp.	0.091	%(b)	06/24/15 - 06/25/15	860,000	859,882,650
Federal Home Loan Mortgage Corp.	0.141	%(a)	02/18/16	470,750	470,692,366
Federal Home Loan Mortgage Corp.	0.163	%(a)	10/16/15	158,700	158,710,945
Federal Home Loan Mortgage Corp.	0.170	%(a)	07/17/15	434,000	434,028,271
Federal Home Loan Mortgage Corp.	0.171	%(a)	06/26/15	231,000	231,012,780
Federal Home Loan Mortgage Corp.	0.175	%(a)	07/21/16	98,000	97,994,405
Federal Home Loan Mortgage Corp.	1.750%		09/10/15	40,000	40,229,151

Federal National Mortgage Assoc.	0.081	%(b)	06/03/15	65,000	64,995,233
Federal National Mortgage Assoc.	0.148	%(a)	08/05/15	185,500	185,505,181
Federal National Mortgage Assoc.	0.500%		07/02/15	30,000	30,020,611

					17,165,272,557

U.S. TREASURY OBLIGATION — 1.7%
U.S. Treasury Notes	1.750%		07/31/15	710,500	713,462,612

REPURCHASE AGREEMENTS(d) — 5.4%
Barclays Capital, Inc. 0.07%, dated 04/28/15, due 05/05/15 in the amount of $468,006,370				468,000	468,000,000
Barclays Capital, Inc. 0.08%, dated 04/27/15, due 05/01/15 in the amount of $500,004,444				500,000	500,000,000
Barclays Capital, Inc. 0.08%, dated 04/27/15, due 05/04/15 in the amount of $200,003,111				200,000	200,000,000
BNP Paribas Securities Corp. 0.12%, dated 04/30/15, due 05/01/15 in the amount of $405,094,350				405,093	405,093,000
Goldman Sachs & Co. 0.10%, dated 04/30/15, due 05/01/15 in the amount of $180,000,500				180,000	180,000,000
HSBC Securities, Inc. 0.06%, dated 04/30/15, due 05/01/15 in the amount of $100,000,167				100,000	100,000,000
HSBC Securities, Inc. 0.12%, dated 04/30/15, due 05/01/15 in the amount of $132,752,443				132,752	132,752,000
TD Securities (USA) LLC 0.11%, dated 04/30/15, due 05/01/15 in the amount of $94,000,287				94,000	94,000,000
TD Securities (USA) LLC 0.08%, dated 04/29/15, due 04/30/15 in the amount of $200,000,444				200,000	200,000,000

					2,279,845,000

TOTAL INVESTMENTS — 102.5% (amortized cost $43,356,494,121)(e)					43,356,494,121
Liabilities in excess of other assets — (2.5)%					(1,072,638,438)

NET ASSETS — 100.0%					$42,283,855,683

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(b)	Represents zero coupon bond. Rate quoted represents yield-to-maturity at purchase date.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	The aggregate value of Repurchase Agreements is $2,279,845,000. Repurchase agreements are collateralized by FHLMC (coupon rates 0.750%-6.750%, maturity dates 06/29/17-04/01/45), FNMA (coupon rates 0.750%-7.250%, maturity dates 04/20/17-04/01/45), GNMA (coupon rates 3.000%-5.513%, maturity dates 05/15/37-03/20/65), U.S. Treasury Securities (coupon rates 0.000%-3.500%, maturity dates 01/07/16-01/15/25), with the aggregate value, including accrued interest, of $2,325,448,514. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$9,424,284,711	$—
Commercial Paper	—	9,423,950,254	—
Corporate Bonds	—	1,197,049,981	—
Municipal Bonds	—	262,470,000	—
Other Corporate Obligations	—	359,086,006	—
Time Deposits	—	2,531,073,000	—
U.S. Government Agency Obligations	—	17,165,272,557	—
U.S. Treasury Obligation	—	713,462,612	—
Repurchase Agreements	—	2,279,845,000	—

Total	$—	$43,356,494,121	$—

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.3%
ASSET-BACKED SECURITIES — 37.7%
Non-Residential Mortgage-Backed Securities — 24.6%
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%		05/15/17	4,316	$4,317,796
Ally Auto Receivables Trust, Series 2013-2, Class A3	0.790%		01/15/18	5,000	5,005,100
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.480%		02/15/17	6,904	6,899,775
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	16,000	16,010,352
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	5,700	5,707,188
Ally Auto Receivables Trust, Series 2014-SN1, Class A2A	0.520%		10/20/16	3,669	3,667,287
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	6,600	6,602,330
American Express Credit Account Master Trust, Series 2008-6, Class A	1.382	%(a)	02/15/18	10,033	10,053,748
American Express Credit Account Master Trust, Series 2012-2, Class A	0.680%		03/15/18	600	600,465
American Express Credit Account Master Trust, Series 2012-3, Class A	0.332	%(a)	03/15/18	6,700	6,700,000
American Express Credit Account Master Trust, Series 2013-1, Class A	0.602	%(a)	02/16/21	38,600	38,687,275
American Express Credit Account Master Trust, Series 2013-3, Class A	0.980%		05/15/19	4,250	4,257,000
American Express Credit Account Master Trust, Series 2014-1, Class A	0.552	%(a)	12/15/21	10,000	9,978,740
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	2,000	2,008,892
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.422	%(a)	05/15/20	18,000	17,998,038
Bank of America Credit Card Trust, Series 2007-A4, Class A4	0.222	%(a)	11/15/19	21,227	21,141,625
Bank of America Credit Card Trust, Series 2014-A1, Class A	0.562	%(a)	06/15/21	15,129	15,162,632
Bank of America Credit Card Trust, Series 2014-A2, Class A	0.452	%(a)	09/16/19	25,450	25,455,446
Bank of America Credit Card Trust, Series 2014-A3, Class A	0.472	%(a)	01/15/20	20,000	20,014,440
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	14,000	13,999,608
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	9,000	9,006,246
BMW Vehicle Lease Trust, Series 2015-1, Class A2B	0.501	%(a)	02/21/17	21,000	21,002,478
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	439	438,719
CarMax Auto Owner Trust, Series 2013-2, Class A3	0.640%		01/16/18	12,763	12,754,586
CarMax Auto Owner Trust, Series 2014-1, Class A2	0.470%		02/15/17	3,491	3,490,094
CarMax Auto Owner Trust, Series 2014-2, Class A2	0.460%		04/17/17	4,766	4,765,722
CarMax Auto Owner Trust, Series 2014-3, Class A2	0.550%		08/15/17	1,065	1,063,789
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.452	%(a)	02/15/18	12,000	12,000,000
Chase Issuance Trust, Series 2007-A2, Class A2	0.232	%(a)	04/15/19	4,186	4,174,581
Chase Issuance Trust, Series 2007-A3, Class A3	5.230%		04/15/19	8,846	9,504,983
Chase Issuance Trust, Series 2012-A9, Class A9	0.332	%(a)	10/16/17	16,925	16,925,000
Chase Issuance Trust, Series 2013-A3, Class A3	0.462	%(a)	04/15/20	725	723,755
Chase Issuance Trust, Series 2013-A6, Class A6	0.602	%(a)	07/15/20	28,000	28,090,664
Chase Issuance Trust, Series 2015-A1, Class A	0.502	%(a)	02/18/20	19,000	19,001,292
Chase Issuance Trust, Series 2015-A3, Class A	0.431	%(a)	04/15/19	10,000	10,000,320
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A2, 144A	0.560%		12/15/16	58	57,554
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	10,000	10,012,220
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A2, 144A	0.490%		02/15/17	2,321	2,320,857

Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	10,984	10,981,143
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A2, 144A	0.810%		11/15/17	10,000	9,998,740
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	5.100%		11/20/17	1,105	1,133,274
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3	5.300%		03/15/18	5,061	5,267,170
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.331	%(a)	12/17/18	13,000	12,968,670
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	6,030	6,657,910
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.462	%(a)	05/26/20	33,000	32,980,629
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4	0.602	%(a)	07/24/20	10,000	10,026,670
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	15,000	15,108,360
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	5,800	5,813,566
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.382	%(a)	01/16/18	4,100	4,100,607
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.612	%(a)	07/15/21	32,100	32,233,889
Discover Card Execution Note Trust, Series 2014-A3, Class A3	1.220%		10/15/19	1,900	1,910,387
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	17,400	17,661,713
Discover Card Execution Note Trust, Series 2015-A1, Class A1	0.532	%(a)	08/17/20	35,000	35,070,070
Fifth Third Auto Trust, Series 2014-1, Class A2	0.460%		08/15/16	6,189	6,188,141
Fifth Third Auto Trust, Series 2014-2, Class A2B	0.342	%(a)	04/17/17	2,173	2,172,394
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	7,000	6,997,935
Ford Credit Auto Lease Trust, Series 2014-A, Class A2B	0.362	%(a)	10/15/16	1,970	1,969,140
Ford Credit Auto Lease Trust, Series 2014-A, Class A3	0.680%		04/15/17	5,000	5,001,035
Ford Credit Auto Lease Trust, Series 2014-B, Class A2B	0.342	%(a)	03/15/17	5,397	5,394,986
Ford Credit Auto Lease Trust, Series 2015-A, Class A2B	0.470	%(a)	12/15/17	7,000	7,000,000
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	518	518,304
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	2,801	2,800,819
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	4,645	4,646,260
Ford Credit Auto Owner Trust, Series 2014-A, Class A2	0.480%		11/15/16	2,039	2,039,276
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	1,113	1,114,693
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/25/16	238	237,656
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020%		02/24/17	3,270	3,276,478
GE Equipment Small Ticket LLC, Series 2014-1A, Class A2, 144A	0.590%		08/24/16	817	816,864
GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 144A	0.610%		07/20/16	15,840	15,821,422
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A2, 144A	0.730%		02/20/17	8,855	8,852,551
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	7,000	7,010,787
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	12,410	12,412,243
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520%		07/15/16	9,025	9,023,122
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	10,000	10,011,580

Hyundai Auto Receivables Trust, Series 2014-A, Class A2	0.460%		01/16/17	3,185	3,184,306
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.442	%(a)	08/16/21	9,000	8,987,670
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3	0.680%		12/15/16	22,500	22,507,717
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3	1.100%		08/15/17	9,100	9,130,430
MMCA Auto Owner Trust, Series 2014-A, Class A2, 144A	0.590%		11/15/16	1,177	1,177,047
Nissan Auto Lease Trust, Series 2013-B, Class A2B	0.452	%(a)	01/15/16	1,116	1,115,517
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.432	%(a)	04/17/17	15,600	15,600,858
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730%		05/16/16	148	148,303
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	11,743	11,747,633
SLM Student Loan Trust, Series 2013-6, Class A1	0.461	%(a)	02/25/19	5,676	5,676,516
SLM Student Loan Trust, Series 2014-1, Class A1	0.461	%(a)	05/28/19	7,393	7,391,404
Synchrony Credit Card Master Note Trust, Series 2012-4, Class A	0.482	%(a)	06/15/18	50,000	50,004,450
TAL Advantage LLC, Series 2006-1A, Class NOTE, 144A	0.371	%(a)	04/20/21	1,000	994,314
Volkswagen Auto Lease Trust, Series 2014-A, Class A2B	0.391	%(a)	10/20/16	3,205	3,203,836
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	0.850%		08/22/16	2,935	2,936,949
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	2,796	2,795,577
World Omni Auto Receivables Trust, Series 2013-B, Class A3	0.830%		08/15/18	20,500	20,507,113
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.412	%(a)	01/16/18	5,000	4,999,095
World Omni Automobile Lease Securitization Trust, Series 2013-A, Class A2B	0.502	%(a)	05/16/16	1,081	1,081,151
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.392	%(a)	03/15/17	11,946	11,933,079

					899,942,046

Residential Mortgage-Backed Securities — 13.1%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	478	477,174
ABFC Trust, Series 2003-OPT1, Class A3	0.861	%(a)	04/25/33	952	905,777
ABFC Trust, Series 2004-HE1, Class M1	1.081	%(a)	03/25/34	1,196	1,106,642
ABFC Trust, Series 2004-OPT5, Class A4	1.431	%(a)	06/25/34	7,399	6,903,618
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.881	%(a)	01/25/35	1,792	1,745,684
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	2.731	%(a)	11/25/33	129	119,117
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.231	%(a)	12/25/33	2,703	2,552,125
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.081	%(a)	09/25/33	582	544,958
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.961	%(a)	04/25/34	4,941	4,682,919
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	0.781	%(a)	06/25/34	203	201,221
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.531	%(a)	02/25/33	8,242	7,789,776
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	1.231	%(a)	10/25/33	3,587	3,405,419
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2	0.861	%(a)	09/25/33	295	279,016

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	0.921	%(a)	12/25/33	439	423,872
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1	1.306	%(a)	01/25/34	541	500,483
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	1.051	%(a)	07/25/34	723	636,415
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.141	%(a)	09/25/34	15,240	15,202,677
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R3, Class A1B	0.441	%(a)	05/25/35	75	74,977
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	4.872%		11/25/35	1,121	1,163,968
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	4.872%		11/25/35	1,808	1,785,754
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.511	%(a)	01/25/36	198	194,083
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	1.981	%(a)	07/25/32	90	75,925
Argent Securities, Inc., Series 2003-W2, Class M4	5.806	%(a)	09/25/33	1,000	936,724
Argent Securities, Inc., Series 2003-W3, Class M2	2.881	%(a)	09/25/33	12,586	12,027,902
Argent Securities, Inc., Series 2003-W5, Class M1	1.231	%(a)	10/25/33	73	71,640
Argent Securities, Inc., Series 2003-W7, Class A2	0.961	%(a)	03/25/34	266	256,005
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.381	%(a)	10/25/33	3,977	3,909,315
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1	1.081	%(a)	04/25/34	389	368,614
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2	1.081	%(a)	05/25/34	488	465,031
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.006	%(a)	05/25/34	890	848,145
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1	1.006	%(a)	05/25/34	18,431	17,514,729
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.141	%(a)	05/25/34	170	167,328
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	3.032	%(a)	09/15/33	369	323,021
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	0.861	%(a)	11/25/33	193	182,495
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.232	%(a)	01/15/34	1,555	1,494,657
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.006	%(a)	04/25/34	315	295,542
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.991	%(a)	06/25/34	364	340,640
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.081	%(a)	08/25/34	4,738	4,458,521
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	1.156	%(a)	12/25/34	1,216	1,140,496
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	1.001	%(a)	06/25/43	942	865,168
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	1.156	%(a)	06/25/34	3,739	3,543,004
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.081	%(a)	03/25/34	5,519	5,249,848
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.231	%(a)	11/25/33	4,265	3,982,791
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.156	%(a)	03/25/34	1,520	1,436,964
Chase Funding Trust, Series 2002-2, Class 2A1	0.681	%(a)	05/25/32	404	380,122
Chase Funding Trust, Series 2003-1, Class 2A2	0.841	%(a)	11/25/32	590	558,134
Chase Funding Trust, Series 2003-2, Class 2A2	0.741	%(a)	02/25/33	423	384,138
Conseco Finance Corp., Series 2001-C, Class M1	0.882	%(a)	08/15/33	764	731,772

Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.306	%(a)	03/25/32	75	73,128
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	0.681	%(a)	08/26/33	542	466,983
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.231	%(a)	07/25/33	296	279,523
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.931	%(a)	03/25/34	1,199	1,142,875
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1	1.126	%(a)	11/25/34	3,365	3,244,590
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	0.801	%(a)	01/25/32	1,488	1,318,305
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	1.781	%(a)	03/25/32	462	434,932
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.201	%(a)	11/25/33	1,074	1,019,775
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB3, Class M1	0.961	%(a)	03/25/34	554	538,392
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.031	%(a)	12/25/32	120	114,832
Equifirst Mortgage Loan Trust, Series 2004-2, Class M1	1.006	%(a)	10/25/34	1,909	1,835,849
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860%		08/25/33	113	112,042
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.051	%(a)	11/25/34	10,747	9,908,842
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	0.901	%(a)	08/25/34	388	367,687
First NLC Trust, Series 2005-2, Class M1	0.661	%(a)	09/25/35	2,500	2,372,795
Fremont Home Loan Trust, Series 2003-B, Class M1	1.231	%(a)	12/25/33	600	570,989
Fremont Home Loan Trust, Series 2004-1, Class M1	0.856	%(a)	02/25/34	2,015	1,836,350
Fremont Home Loan Trust, Series 2004-2, Class M1	1.036	%(a)	07/25/34	853	766,406
Fremont Home Loan Trust, Series 2004-B, Class M1	1.051	%(a)	05/25/34	5,754	5,341,473
Fremont Home Loan Trust, Series 2004-C, Class M1	1.156	%(a)	08/25/34	6,424	5,985,665
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	0.901	%(a)	10/25/35	1,358	1,347,427
GSAMP Trust, Series 2003-FM1, Class M2	2.956	%(a)	03/20/33	102	94,188
GSAMP Trust, Series 2004-FM1, Class M1	1.156	%(a)	11/25/33	6,926	6,710,467
GSAMP Trust, Series 2004-FM1, Class M2	2.281	%(a)	11/25/33	140	127,888
GSAMP Trust, Series 2004-NC1, Class M1	1.006	%(a)	03/25/34	3,088	2,890,253
Home Equity Asset Trust, Series 2002-3, Class M1	1.531	%(a)	02/25/33	962	926,523
Home Equity Asset Trust, Series 2002-4, Class M1	1.681	%(a)	03/25/33	787	760,605
Home Equity Asset Trust, Series 2003-2, Class M1	1.501	%(a)	08/25/33	1,610	1,556,080
Home Equity Asset Trust, Series 2003-3, Class M1	1.471	%(a)	08/25/33	1,777	1,690,874
Home Equity Asset Trust, Series 2003-4, Class M1	1.381	%(a)	10/25/33	8,487	8,102,460
Home Equity Asset Trust, Series 2003-8, Class M1	1.261	%(a)	04/25/34	705	665,590
Home Equity Asset Trust, Series 2004-1, Class M1	1.126	%(a)	06/25/34	12,901	12,026,859
Home Equity Asset Trust, Series 2004-2, Class M1	0.976	%(a)	07/25/34	3,510	3,280,368
Home Equity Asset Trust, Series 2004-3, Class M1	1.036	%(a)	08/25/34	2,647	2,518,051
HSBC Home Equity Loan Trust, Series 2006-3, Class A4	0.421	%(a)	03/20/36	5,705	5,662,358
HSBC Home Equity Loan Trust, Series 2007-1, Class AS	0.381	%(a)	03/20/36	320	317,499
HSBC Home Equity Loan Trust, Series 2007-1, Class M1	0.561	%(a)	03/20/36	430	412,422
HSBC Home Equity Loan Trust, Series 2007-2, Class A4	0.481	%(a)	07/20/36	385	380,401
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	0.551	%(a)	07/20/36	1,000	919,964
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	1.681	%(a)	11/20/36	5,360	5,336,330
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	2.681	%(a)	11/20/36	3,500	3,420,127
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.431	%(a)	03/25/36	1,400	1,172,528
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	1.306	%(a)	07/25/33	1,754	1,636,573

Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	1.201	%(a)	08/25/33	2,467	2,370,570
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.931	%(a)	02/25/34	28,227	26,831,525
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.976	%(a)	06/25/34	7,723	7,450,063
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.036	%(a)	07/25/34	7,933	7,644,457
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.881	%(a)	09/25/34	806	753,554
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.881	%(a)	09/25/34	170	160,029
Mastr Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.006	%(a)	10/25/34	2,056	1,934,114
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.031	%(a)	02/25/34	237	241,859
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A	0.981	%(a)	08/25/35	51	48,197
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.381	%(a)	08/25/35	1,167	1,116,012
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2	1.831	%(a)	10/25/34	2,042	1,945,239
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	1.681	%(a)	11/25/32	656	647,396
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.381	%(a)	05/25/33	2,705	2,536,455
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.456	%(a)	04/25/33	4,892	4,844,723
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3	3.631	%(a)	04/25/33	136	119,854
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.231	%(a)	09/25/33	1,969	1,864,637
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2	2.806	%(a)	09/25/33	204	181,053
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.201	%(a)	10/25/33	414	390,655
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.921	%(a)	01/25/34	1,253	1,185,166
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.126	%(a)	06/25/34	1,319	1,237,076
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1	1.081	%(a)	08/25/34	3,607	3,409,532
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A4	0.941	%(a)	09/25/34	469	434,261
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.141	%(a)	09/25/34	19,810	18,113,273
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.231	%(a)	12/27/33	1,482	1,430,437
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.081	%(a)	05/25/34	824	751,448
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.096	%(a)	07/25/34	1,733	1,652,367
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	1.531	%(a)	03/25/33	875	838,498
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M3	3.556	%(a)	03/25/33	21	15,446
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.306	%(a)	05/25/32	766	722,209
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.161	%(a)	02/25/33	2,071	1,820,749

Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2	3.181	%(a)	02/25/33	297	286,422
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	1.591	%(a)	10/25/32	784	739,425
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2	2.581	%(a)	10/25/32	125	110,816
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.306	%(a)	10/25/33	5,416	5,201,573
New Century Home Equity Loan Trust, Series 2003-6, Class M1	1.261	%(a)	01/25/34	8,747	8,140,995
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.066	%(a)	05/25/34	6,381	6,000,264
New Century Home Equity Loan Trust, Series 2004-2, Class A4	1.281	%(a)	08/25/34	2,714	2,586,557
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.111	%(a)	11/25/34	12,150	11,222,850
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.946	%(a)	02/25/35	17,258	16,000,715
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2002-6, Class M1	1.306	%(a)	11/25/32	150	136,871
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-2, Class A2	0.781	%(a)	04/25/33	1,433	1,324,515
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2	0.821	%(a)	08/25/33	577	543,680
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	0.841	%(a)	11/25/33	1,412	1,327,508
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.081	%(a)	01/25/34	1,862	1,731,669
Option One Mortgage Loan Trust, Series 2004-2, Class M1	0.976	%(a)	05/25/34	4,975	4,590,946
Option One Mortgage Loan Trust, Series 2005-3, Class M1	0.651	%(a)	08/25/35	2,460	2,364,151
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2	1.201	%(a)	09/25/34	600	595,069
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.768%		09/25/34	1,081	1,031,215
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3	0.461	%(a)	05/25/36	1,555	1,429,265
Quest Trust, Series 2006-X2, Class A2, 144A	0.471	%(a)	08/25/36	5,880	4,699,957
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.041	%(a)	06/25/33	325	306,373
Renaissance Home Equity Loan Trust, Series 2004-1, Class M2	1.431	%(a)	05/25/34	408	331,943
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	5.335%		03/25/34	646	681,291
Residential Asset Mortgage Product, Series 2004-RS8, Class AI5	5.980%		08/25/34	11,174	11,572,453
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	5.550%		01/25/34	4,518	4,724,513
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	4,000	4,150,072
Residential Asset Securities Corp., Series 2004-KS3, Class AI5	4.770%		04/25/34	7,750	8,082,971
Residential Asset Securities Corp., Series 2004-KS5, Class AI5	5.216%		06/25/34	10,308	10,447,725
Residential Asset Securities Corp., Series 2006-KS1, Class A4	0.481	%(a)	02/25/36	396	391,542

Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.276	%(a)	03/25/32	3,206	3,033,779
Saxon Asset Securities Trust, Series 2001-2, Class M1	0.976	%(a)	03/25/31	611	529,291
Saxon Asset Securities Trust, Series 2001-3, Class M1	1.351	%(a)	07/25/31	143	134,372
Saxon Asset Securities Trust, Series 2003-2, Class AF5	5.022%		08/25/32	2,609	2,656,066
Saxon Asset Securities Trust, Series 2003-3, Class M2	2.581	%(a)	12/25/33	111	101,039
Saxon Asset Securities Trust, Series 2004-2, Class AF3	4.980%		08/25/35	3,965	4,016,423
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.641	%(a)	11/25/35	6,536	6,411,628
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.961	%(a)	02/25/34	5,427	5,045,688
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.381	%(a)	01/25/34	381	364,939
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1	1.156	%(a)	08/25/34	6,312	6,044,362
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.946	%(a)	02/25/35	1,736	1,594,162
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B	0.981	%(a)	10/25/35	832	782,078
Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2C	0.381	%(a)	12/25/36	230	228,499
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	0.861	%(a)	01/25/33	231	219,843
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.181	%(a)	10/25/33	8,632	8,171,431
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.886	%(a)	03/25/34	14,910	13,793,565
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	0.981	%(a)	04/25/34	3,782	3,492,323
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.381	%(a)	08/25/34	1,400	1,277,038
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.381	%(a)	12/25/35	443	420,898
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	0.601	%(a)	10/25/34	45	43,325
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 1A	0.481	%(a)	04/25/34	3,265	3,111,075
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	0.481	%(a)	04/25/34	3,551	3,338,028

					480,645,666

TOTAL ASSET-BACKED SECURITIES (cost $1,309,499,167)					1,380,587,712

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.1%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%		09/10/45	15,133	15,476,033
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.731%		04/10/49	8,247	8,755,641
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2	5.634%		04/10/49	258	257,975
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2FL, 144A	0.331	%(a)	04/10/49	2,562	2,555,690
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	10,827	10,825,126
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736%		06/11/50	2,095	2,098,775
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.332	%(a)	08/15/26	4,569	4,569,070
Carefree Portfolio Trust, Series 2014-CARE, Class A, 144A	1.502	%(a)	11/15/19	15,000	15,035,490

CD Mortgage Trust, Series 2006-CD2, Class A4	5.479%		01/15/46	20,417	20,732,823
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	5.431%		10/15/49	5,636	5,626,586
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1	0.685%		09/10/45	599	598,468
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	11,528	12,120,126
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	2,985	3,123,034
COMM Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	8,050	8,319,941
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	22,627	22,692,978
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609%		02/15/39	3,318	3,370,671
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	11,842	12,120,844
GE Business Loan Trust, Series 2003-2A, Class A, 144A	0.552	%(a)	11/15/31	2,214	2,133,500
GE Business Loan Trust, Series 2004-2A, Class A, 144A	0.402	%(a)	12/15/32	1,906	1,858,378
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.362	%(a)	11/15/34	5,260	5,013,694
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%		04/10/38	3,510	3,552,348
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	16,411	17,159,238
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	1.432	%(a)	11/15/29	8,000	8,013,272
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,406,910
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2FL, 144A	0.827	%(a)	11/15/45	1,000	1,008,373
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A2	2.892%		08/15/47	10,000	10,400,160
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.423%		01/12/43	359	358,554
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,154	1,153,375
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.455%		12/15/44	5,900	6,016,820
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4	5.481%		12/12/44	5,913	6,019,667
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1, 144A	2.749%		11/15/43	691	695,724
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A2, 144A	3.341%		07/15/46	18,772	19,166,285
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	8,654	8,872,511
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	3,450	3,483,237
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	800	806,334
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 144A	1.162	%(a)	07/15/31	10,000	9,939,480
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class A, 144A	1.382	%(a)	08/15/27	20,000	20,009,000
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3FL, 144A	0.650	%(a)	06/12/50	10,456	10,395,993
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.650%		02/12/39	4,522	4,605,727
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	6,157	6,442,549
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	682	689,275
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2FL, 144A	0.317	%(a)	03/12/51	18,677	18,587,984

ML-CFC Commercial Mortgage Trust, Series 2007-8, Class ASB	6.010%		08/12/49	760	765,051
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1	0.664%		11/15/45	283	281,801
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.342	%(a)	04/15/49	7,574	7,547,241
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	1,359	1,390,797
SCG Trust, Series 2013-SRP1, Class A, 144A	1.582	%(a)	11/15/26	9,000	9,002,781
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.402	%(a)	11/15/27	20,000	19,910,680
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	21,000	21,148,281
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.439%		12/15/44	1,114	1,122,922
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.418%		01/15/45	10,302	10,441,685
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%		01/15/45	9,500	9,709,750
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	5.558%		03/15/45	12,825	13,059,861
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%		05/15/43	31,255	32,304,449
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%		07/15/45	26,376	27,515,480
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%		07/15/45	21,144	21,881,273
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	13,124	13,761,875
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	10,458	10,962,703
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	510	518,543
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%		05/15/46	25,116	26,678,450

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $568,938,103)					553,071,282

CORPORATE BONDS — 38.8%
Automotive — 3.4%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	0.771	%(a)	10/07/16	7,000	7,032,249
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	0.636	%(a)	05/26/16	22,500	22,577,085
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.250%		01/11/16	28,000	28,121,380
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	1.150%		09/15/15	15,000	15,032,985
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	0.696	%(a)	11/18/16	50,000	50,090,900

					122,854,599

Banking — 16.0%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	0.674	%(a)	06/06/16	30,000	29,970,420
American Express Credit Corp., Sr. Unsec’d. Notes	0.789	%(a)	07/29/16	15,300	15,348,226
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	1.368	%(a)	06/12/15	35,000	35,044,170
Australia & New Zealand Banking Group Ltd. (Australia), Unsec’d. Notes, 144A	0.455	%(a)	07/15/16	21,000	20,985,699
Bank of America Corp., Sr. Unsec’d. Notes	3.700%		09/01/15	30,000	30,298,740
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300%		07/15/16	50,000	50,345,350

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.507	%(a)	10/23/15	15,000	15,013,650
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.700%		10/23/15	20,000	20,022,300
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.542	%(a)	02/23/17	25,000	24,995,250
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	0.795	%(a)	07/18/16	25,000	25,110,500
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300%		06/05/17	25,000	24,906,400
Citigroup, Inc., Sr. Unsec’d. Notes	0.963	%(a)	11/24/17	30,000	30,044,550
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.250%		01/11/16	30,257	30,782,140
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625%		01/25/16	35,000	35,714,700
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.715	%(a)	03/22/16	27,750	27,742,896
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	1.156	%(a)	11/18/15	1,350	1,350,952
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.881	%(a)	02/26/16	30,000	30,060,630
Morgan Stanley, Sr. Unsec’d. Notes	1.750%		02/25/16	27,365	27,562,274
PNC Bank NA, Sr. Unsec’d. Notes	0.589	%(a)	01/28/16	4,750	4,756,820
PNC Bank NA, Sr. Unsec’d. Notes	0.800%		01/28/16	11,550	11,566,644
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.508	%(a)	02/03/17	30,000	30,025,950
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	25,000	25,145,500
Wells Fargo & Co., Sr. Unsec’d. Notes	1.189	%(a)	06/26/15	10,000	10,014,600
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		07/01/15	30,000	30,054,930

					586,863,291

Brokerage — 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	1.375%		06/01/15	7,200	7,204,637
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000%		05/25/10	50,000	5,625,000

					12,829,637

Cable — 1.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	3.125%		02/15/16	20,483	20,829,183
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	0.812	%(a)	04/15/16	35,000	35,094,815

					55,923,998

Capital Goods — 1.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	0.750%		01/22/16	20,000	20,055,740
United Technologies Corp., Sr. Unsec’d. Notes	0.762	%(a)	06/01/15	20,000	20,008,240

					40,063,980

Electric — 0.8%
Georgia Power Co., Sr. Unsec’d. Notes	0.591	%(a)	03/15/16	20,000	19,998,320
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200%		06/01/15	10,000	10,004,060

					30,002,380

Energy - Integrated — 1.1%
Chevron Corp., Sr. Unsec’d. Notes	0.889%		06/24/16	8,700	8,734,034
Husky Oil Ltd. (Canada), Sr. Unsec’d. Notes	7.550%		11/15/16	30,560	33,129,210

					41,863,244

Foods — 0.7%
General Mills, Inc., Sr. Unsec’d. Notes	0.579	%(a)	01/29/16	25,000	24,998,175

Healthcare & Pharmaceutical — 3.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.200%		11/06/15	40,000	40,101,600
Baxter International, Inc., Sr. Unsec’d. Notes	0.950%		06/01/16	10,000	10,002,330
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700%		03/18/16	37,500	37,576,688

McKesson Corp., Sr. Unsec’d. Notes	0.950%		12/04/15	5,000	5,010,310
Merck & Co., Inc., Sr. Unsec’d. Notes	0.446	%(a)	05/18/16	40,000	40,060,240

					132,751,168

Insurance — 1.5%
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	0.651	%(a)	04/10/17	35,000	35,077,560
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.631	%(a)	05/27/16	20,000	20,040,080

					55,117,640

Lodging — 0.5%
Carnival Corp., Gtd. Notes	1.200%		02/05/16	17,000	17,031,416

Metals — 0.8%
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%		10/23/15	30,000	30,114,000

Non-Captive Finance — 1.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.524	%(a)	12/20/16	48,000	47,807,040

Oil & Gas Equipment & Services — 1.3%
Cameron International Corp., Sr. Unsec’d. Notes	1.150%		12/15/16	12,000	11,912,868
Devon Energy Corp., Sr. Unsec’d. Notes	0.721	%(a)	12/15/15	35,000	34,953,625

					46,866,493

Retailers — 1.4%
CVS Health Corp., Sr. Unsec’d. Notes	1.200%		12/05/16	25,000	25,153,825
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	0.706	%(a)	05/18/16	25,000	25,040,850

					50,194,675

Technology — 1.0%
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.542	%(a)	03/03/17	35,000	35,106,995

Telecommunications — 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	0.643	%(a)	02/12/16	37,000	36,995,856
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.801	%(a)	09/15/16	10,000	10,152,420
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	20,590	21,021,010

					68,169,286

Tobacco — 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	1.400%		06/05/15	20,000	20,012,220

TOTAL CORPORATE BONDS (cost $1,447,143,543)					1,418,570,237

MUNICIPAL BOND — 0.7%
California
University of California, Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	0.679	%(a)	07/01/17	25,000	25,001,500

NON-CORPORATE FOREIGN AGENCY — 1.0%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.051	%(a)	04/10/17	36,275	36,223,417

TOTAL LONG-TERM INVESTMENTS (cost $3,386,855,813)					3,413,454,148

			Shares
SHORT-TERM INVESTMENTS — 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $65,570,815)(c)			65,570,815	65,570,815

			Principal Amount (000)#
COMMERCIAL PAPER(d) — 2.4%
Altria Group, Inc.	0.549%	05/06/15	15,000	14,999,400
Ameren Corp.	0.559%	05/07/15	10,034	10,033,599
Duke Energy Corp., 144A	0.539%	05/01/15	13,000	12,999,870
Electricite de France, 144A	0.746%	01/06/16	15,000	14,937,000
Enbridge Energy Partners LP, 144A	0.702%	05/15/15	10,000	9,999,000
Enterprise Products Operating LLC, 144A	0.610%	05/11/15	10,000	9,998,400
Pentair Finance SA, 144A	0.764%	05/12/15	15,000	14,998,500

TOTAL COMMERCIAL PAPER (cost $87,948,015)				87,965,769

TIME DEPOSITS — 2.1%
Kimco Realty Corp.(e)	0.550%	05/15/15	15,000	15,000,000
Liberty Property LP	0.550%	05/05/15	10,000	10,000,000
UDR, Inc.(e)	0.550%	05/20/15	50,000	50,000,000

TOTAL TIME DEPOSITS (cost $75,000,000)				75,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(d) — 0.5%
Federal Home Loan Banks(f)	0.137%	08/19/15	1,794	1,793,643
Federal Home Loan Banks	0.140%	08/28/15	6,615	6,611,939
Federal Home Loan Banks(f)	0.305%	02/19/16	10,000	9,982,360

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,380,691)				18,387,942

TOTAL SHORT-TERM INVESTMENTS (cost $246,899,521)				246,924,526

TOTAL INVESTMENTS — 100.1% (cost $3,633,755,334)(g)				3,660,378,674
Liabilities in excess of other assets(h) — (0.1)%				(2,732,208)

NET ASSETS — 100.0%				$3,657,646,466

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CMBS	Collateralized Mortgage-Backed Security
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,633,755,334

Appreciation	81,637,854
Depreciation	(55,014,514)

Net Unrealized Appreciation	$26,623,340

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at April 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
25,000	06/22/15	0.640%	3 Month LIBOR(1)	$(63,464)	$—	$(63,464)	Bank of Nova Scotia
30,000	08/02/15	0.484%	3 Month LIBOR(1)	(32,873)	—	(32,873)	Bank of Nova Scotia
20,000	12/07/15	0.757%	3 Month LIBOR(1)	(101,417)	—	(101,417)	Bank of Nova Scotia
25,000	02/01/16	0.588%	3 Month LIBOR(1)	(59,169)	—	(59,169)	Bank of Nova Scotia
25,000	03/04/16	0.505%	3 Month LIBOR(1)	(26,935)	—	(26,935)	Bank of America
50,000	03/15/16	0.546%	3 Month LIBOR(1)	(66,592)	—	(66,592)	Deutsche Bank AG
25,000	04/13/16	0.925%	3 Month LIBOR(1)	(119,234)	—	(119,234)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 Month LIBOR(1)	(74,183)	—	(74,183)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 Month LIBOR(1)	(117,670)	—	(117,670)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 Month LIBOR(1)	(39,807)	—	(39,807)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 Month LIBOR(1)	(37,164)	—	(37,164)	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 Month LIBOR(1)	(65,822)	—	(65,822)	Bank of Nova Scotia
25,000	12/06/16	0.575%	3 Month LIBOR(1)	(3,391)	—	(3,391)	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(443,840)	—	(443,840)	Barclays Capital Group
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(1,584,222)	—	(1,584,222)	Barclays Capital Group
20,000	02/18/20	4.762%	3 Month LIBOR(1)	(3,181,879)	—	(3,181,879)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 Month LIBOR(1)	268,714	—	268,714	Bank of Nova Scotia

				$(5,748,948)	$—	$(5,748,948)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
35,000	11/13/15	0.453%	3 Month LIBOR(1)	$—	$(22,597)	$(22,597)
25,000	12/15/15	2.938%	3 Month LIBOR(1)	—	(401,070)	(401,070)
60,000	01/14/16	0.508%	3 Month LIBOR(1)	—	(53,913)	(53,913)
25,000	04/28/16	0.557%	3 Month LIBOR(1)	212	(22,170)	(22,382)
25,000	05/02/16	0.536%	3 Month LIBOR(1)	213	(16,224)	(16,437)
40,000	07/15/16	0.800%	3 Month LIBOR(1)	—	(125,305)	(125,305)
30,000	09/13/16	1.036%	3 Month LIBOR(1)	285	(178,625)	(178,910)
50,000	09/19/16	0.774%	3 Month LIBOR(1)	275	(116,809)	(117,084)
20,000	11/13/16	0.598%	3 Month LIBOR(1)	—	18,641	18,641
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	(12,669)	(12,869)
15,000	03/04/17	0.828%	3 Month LIBOR(1)	187	(17,356)	(17,543)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	227	(254,172)	(254,399)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(128,309)	(128,504)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(105,593)	(105,776)
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(65,426)	(65,426)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,178,614)	(1,178,614)

				$1,977	$(2,680,211)	$(2,682,188)

U.S. Government Agency Obligations with a combined market value of $1,593,683 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at April 30, 2015.

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative investments subject to interest rate exposure as of April 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$892,942,046	$7,000,000
Residential Mortgage-Backed Securities	—	480,645,666	—
Commercial Mortgage-Backed Securities	—	553,071,282	—
Corporate Bonds	—	1,418,570,237	—
Municipal Bond	—	25,001,500	—
Non-Corporate Foreign Agency	—	36,223,417	—
Affiliated Money Market Mutual Fund	65,570,815	—	—
Commercial Paper	—	87,965,769	—
Time Deposits	—	75,000,000	—
U.S. Government Agency Obligations	—	18,387,942	—
Other Financial Instruments*
Over-the-counter interest rate swaps	—	(5,748,948)	—
Exchange-traded interest rate swaps	—	(2,682,188)	—

Total	$65,570,815	$3,579,376,723	$7,000,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Prudential Core Taxable Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

23

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Core Taxable Money Market Fund may invest up to 5% and the Prudential Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Prudential Core Short-Term Bond Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 17, 2015

*	Print the name and title of each signing officer under his or her signature.